Leases - Future Minimum Lease Payments Under Non-Cancellable Leases (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Minimum lease payments including currently payable	$ 625	$ 819	$ 31